CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net income	$ 38,765,537	$ 93,855,400	$ 43,923,997
Less: Income (loss) from discontinued operations, net of tax	(23,305,045)	(4,087,925)	2,710,591
Net income from continuing operations	62,070,582	97,943,325	41,213,406
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	13,788,049	4,200,273	2,702,089
Depreciation of property, plant and equipment	27,487,163	27,576,077	22,620,885
Loss on disposal of property plant and equipment		130,666
Deferred tax assets	(151,843)	(85,302)	445
Changes in operating assets and liabilities:
Accounts receivable	(539,597)	1,172,506	13,794,121
Notes receivable	12,022,847	(10,197,038)	(3,948,804)
Prepaid expenses and other current assets	(4,699,699)	496,485	2,895,291
Advances to suppliers	(1,914,816)	(62,384)	(735,105)
Inventories	(641,481)	(7,919,605)	(1,601,970)
Amount due from related parties	82	212	(5,897)
Prepaid land use rights	544,267	531,903	517,448
Accounts payable	(9,449,164)	4,038,950	3,104,177
Notes payable	(14,204,999)	199,562	7,860,687
Accrued expenses and other current liabilities	(918,399)	4,581,224	805,730
Income tax payable	(7,314,062)	7,253,601	4,420,313
Advances from customers	2,076,037	8,386,416	2,726,889
Amount due to related parties	8,793	1,000	(11,232,335)
Deferred government subsidies	(605,268)	(591,519)	(588,308)
Net cash provided by operating activities-continuing operations	77,558,492	137,656,352	84,549,062
Net cash provided by operating activities-discontinued operations	17,994,548	5,048,042	14,122,875
Net cash provided by operating activities	95,553,040	142,704,394	98,671,937
Investing activities:
Purchases of property, plant and equipment	(143,064,872)	(64,084,712)	(66,503,592)
Investment in an affiliate		(63,793)	(581,581)
Purchase of short-term investments	(37,860,000)
Repayment of short-term investments	15,144,000
Acquisition of Xinjian Daqo Investment	443,579
Net cash used in investing activities-continuing operations	(165,337,293)	(64,148,505)	(67,085,173)
Net cash (used in) provided by investing activities-discontinued operations	616,988	(3,752,066)	(975,550)
Net cash used in investing activities	(164,720,305)	(67,900,571)	(68,060,723)
Financing activities:
Proceeds from related parties loans	34,831,200	19,382,389	56,923,289
Repayment of related parties loans	(34,831,200)	(19,382,389)	(48,286,149)
Proceeds from bank borrowings	56,002,512	65,349,400	91,927,666
Repayment of bank borrowings	(59,819,936)	(96,200,000)	(98,184,680)
Proceeds from options exercised	686,596	2,238,854	1,051,586
Proceeds from follow-on equity offering	113,540,845
Insurance costs for follow-on equity offering	(6,919,202)
Net cash provided by (used in) financing activities–continuing operations	103,490,815	(28,611,746)	3,431,712
Net cash used in financing activities–discontinued operations	(16,778,925)	(8,742,573)	(33,711,235)
Net cash provided by (used in) financing activities	86,711,890	(37,354,319)	(30,279,523)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,909,097	3,335,715	(2,003,470)
Net increase (decrease) in cash, cash equivalents and restricted cash	22,453,722	40,785,219	(1,671,779)
Cash, cash equivalents and restricted cash at the beginning of the year (includes $20,590,084, $3,723,807 and $8,952,260 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2015, 2016 and 2017)	72,666,164	31,880,945	33,552,724
Cash, cash equivalents and restricted cash at the end of the year (includes $3,723,807, $8,952,260 and $1,091,190 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2016, 2017 and 2018)	95,119,886	72,666,164	31,880,945
Cash and cash equivalents	65,419,389	53,802,946	15,987,478
Restricted cash	28,718,478	11,989,559	15,893,467
Total cash, cash equivalents, and restricted cash shown in the statements of cash flows	95,119,886	72,666,164	31,880,945
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	10,787,862	16,308,829	12,350,570
Income taxes paid	19,452,799	9,526,485	2,998,658
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in payables	56,153,860	22,018,200	61,475,715
Purchase of property, plant and equipment included in amounts due to related parties – short-term portion	2,240,686	1,825,617	3,341,201
Payables for acquisition of Xinjiang Daqo Investment included in amounts due to related parties – long-term portion	$ 15,991,800